Main Regulations and Other - Additional Information (Detail) $ in Millions, $ in Millions																						1 Months Ended			12 Months Ended
	Jan. 01, 2021	Dec. 16, 2020 Mm3 MMBTU m³	Dec. 14, 2020 Installments	Nov. 30, 2020 m³	Nov. 24, 2020 m³	Nov. 16, 2020 m³	Mar. 31, 2020	Nov. 01, 2019 $ / bbl $ / Per_Unit	Oct. 01, 2019 Installments	Aug. 21, 2019	Aug. 15, 2019 $ / bbl $ / Per_Unit	Mar. 31, 2019	Dec. 04, 2018 USD ($)	Sep. 04, 2018	Aug. 01, 2018	Jun. 02, 2018	Apr. 03, 2018 Installment	Jan. 13, 2017	May 20, 2016	May 18, 2016 MMBTU	Oct. 31, 2014	Mar. 31, 2020	Feb. 28, 2019 USD ($) Installments	Jul. 31, 2018	Dec. 31, 2020 USD ($) m³ MMBTU	Dec. 31, 2019 ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2012 MMBTU	Dec. 14, 2019 Pesos	Aug. 30, 2019 MMBTU	Jul. 31, 2019 $ / bbl	Jun. 30, 2019 $ / bbl	Jun. 24, 2019	May 31, 2019 $ / bbl	Apr. 01, 2019	Sep. 21, 2016 USD ($)	Jul. 13, 2016 USD ($)
Main regulations and others [line items]
Purchase price | $ / bbl								59
Monthly consecutive installments | Installments									30
Effective interest rate determination period									30 days
Accumulated daily differences calculation description																									ENARGAS will define the exchange rate to be considered for the conversion into Pesos based on the average selling exchange rate
Percentage of penalty of cost on exported gas not re-entered																		50.00%
Debt cancelled description																									The debt began to be canceled as of January 2019 in 30 monthly and consecutive installments, in Pesos, at the monthly average reference rate set forth in the Communication A 3500 of the BCRA (Wholesale) of the month preceding each installment.
Consent expression term																									10 days
Percentage of compensation distributed in program to companies																									88.00%
Percentage of compensation distributed in program to province																									12.00%
New resolution modification description																									On November 2, 2017, MINEM Resolution No. 419-E/2017 was published and its Annex replaces the similar Annex of Resolution No. 46-E/2017. The new resolution modifies the previous one in the following aspects: a) It defines that the Initial Production to be calculated will be the “monthly mean Non-Conventional Gas production assessed for the period between July 2016 and June 2017”. It also states that the Production Included, to the effect of the compensation, will be i) for the concessions with Initial Production lower than 500,000 m3/day, the total monthly production of Non-Conventional Gas coming from such Included Concession, to which the requesting company is entitled, and ii) for the concessions with Initial Production higher than 500,000 m3/day, the total monthly production of Non-Conventional Gas coming from such Included Concession, to which the requesting party is entitled, discounting the Initial Production. b) It modifies the definition of Effective Price, previously defined as “the average price weighted by volume of total natural gas sales of each company in the domestic market”, to “the average price weighted by volume of total natural gas sales in the Argentine Republic that will be published by the Secretariat of Hydrocarbon Resources”, regulating the guidelines to be followed for such calculation. c) A requirement to qualify for the Program is included, that is, that the investment plan submitted for each concession reaches a yearly mean production, in any consecutive period of 12 months before December 31, 2019, equal to or higher than 500,000 m3/day, and the obligation to reimburse the amounts of the compensation received (updated to reflect interest) corresponding to the concessions that do not reach the above mentioned production level, with the possibility that the SRH may require filing a surety bond to guarantee the eventual reimbursement of the compensation received by the participating companies, and retaining the power to suspend payments if such bond is not submitted.
License agreement period																									35 or 45-year
Exchange rate per per dollar | $ / Per_Unit								51.77			49.30
General tax rate																									30.00%	30.00%	30.00%	35.00%
Annual supply of natural gas volumes to the bidders | Mm3		7,628.5
Supply of natural gas volumes to the bidders per day | m³		20.9
Natural gas program bonds [member]
Main regulations and others [line items]
Monthly consecutive installments | Installments																							29
Issuance of bonds																							$ 1,600.0
Estimated amount of compensation included																							$ 758.8
Escrow account maximum balance																									$ 758.8
Proceeds from issue of bonds																									$ 657.5
Installment period one [member] | Natural gas program bonds [member]
Main regulations and others [line items]
Bonds repayment percentage																							6.66%
Installment period two [member] | Natural gas program bonds [member]
Main regulations and others [line items]
Bonds repayment percentage																							3.33%
Installment period three [member] | Natural gas program bonds [member]
Main regulations and others [line items]
Bonds repayment percentage																							3.34%
Decree no372019 [member]
Main regulations and others [line items]
Export percentage on FOB price																														8.00%
Elimation price/us dollar | Pesos																														4
Resolution no1682019 [member]
Main regulations and others [line items]
New resolution modification description										On August 21, 2019, UHaF Resolution No. 168/2019 was published, which approved the terms and conditions of the regime for natural gas exports on a firm basis applicable to the period between September 15, 2019 and May 15, 2020, sets forth a maximum volume of natural gas that may be exported to Chile on a firm basis of 10,000,000 m3/d (divided into 3 export zones, Northwest, Central-West and South, each of them with a maximum volume of 1,000,000, 6,500,000 and 2,500,000 m3/d, respectively)
Resolution no3362019 [member]
Main regulations and others [line items]
Percent of Invoices issued																																		22.00%
Service stations [member]
Main regulations and others [line items]
Percentage of Increase in purchase price								5.00%			4.00%
BONAR Two Thousand Twenty US Dollar [member]
Main regulations and others [line items]
Face value																																					$ 12.0	$ 630.0
Brent Oil [member]
Main regulations and others [line items]
Purchase price | $ / bbl											59																					68	67		66
Percentage of Increase in purchase price											5.58%
Gasolines [member]
Main regulations and others [line items]
Percentage of Increase in purchase price																5.00%
Gas oil [member]
Main regulations and others [line items]
Percentage of Increase in purchase price																4.50%
Consumer prices of fuels [member]
Main regulations and others [line items]
Percentage of Increase in purchase price																								3.00%
Natural gas [member]
Main regulations and others [line items]
Decrease in export duty percentage														12.00%
Discount percent on gas																																				27.00%
Natural gas [member] | Argentina [member]
Main regulations and others [line items]
Import sales of fuels in volume exempt from tax | m³																									800,000
Percentage of the debt maximum			66.00%
Maximum number of installments for cancellation of debt | Installments			60
Natural gas minimum supply of volume | m³				70,000,000
Initial term of plan						4 years
Extendable term of plan						8 years
Natural gas volume of export supply | m³						11,000,000
Natural gas [member] | Argentina [member] | Renewable Energies [Member]
Main regulations and others [line items]
Approved quota allocated to fiscal Credit																									$ 300.0
Fiscal credit percentage of the fossil fuel																									50.00%
Renewable energies amount allocated to benefits																									$ 18,500.0
Natural gas [member] | Argentina [member] | Resolution No 3172020 [Member]
Main regulations and others [line items]
Public tender for natural gas minimum supply of volume | m³					70,000,000
Natural gas [member] | Argentina [member] | Resolution No 3912020 [Member]
Main regulations and others [line items]
Approved tender of natural gas minimum supply of volume | m³		70,000,000
Natural gas volume percentage used to cover part of the demand		56.00%
Natural gas volume percentage used for power plants		44.00%
Natural gas [member] | Argentina [member] | Resolution No 46E2017 [Member]
Main regulations and others [line items]
Award price of volume for compensation of non conventional gas production | MMBTU		3.66
Estimated present value of award price | MMBTU		3.21
Propane gas [member]
Main regulations and others [line items]
Discount percent on gas																																				12.00%
Natural gas additional injection stimulus programs [member]
Main regulations and others [line items]
Maximum duration of program																													5 years
Gain on net financial Results																										$ 804
Issuance of public debt instruments													$ 1,600.0
Natural gas additional injection stimulus programs [member] | BONAR 2020 [member]
Main regulations and others [line items]
Bond annual interest rate																			8.00%
Bond mature year																			2020
Aggregate selling percentage																			3.00%
Compensation payment installments | Installment																	3
Natural gas additional injection stimulus programs [member] | BONAR Two Thousand Twenty US Dollar [member]
Main regulations and others [line items]
Bond mature year																			2020
Compensation procedure stating period																	within 20 business days from the publication of the resolution.
Natural gas additional injection stimulus programs [member] | Program exchange rate [member]
Main regulations and others [line items]
Percentage of debt																	85.00%
Natural gas additional injection stimulus programs [member] | Program exchange rate devaluated [member]
Main regulations and others [line items]
Percentage of debt																	15.00%
Natural Gas New Projects Stimulus Program [member]
Main regulations and others [line items]
Project stimulus price | MMBTU																				7.50
Gas IV Plan [member]
Main regulations and others [line items]
Percentage of guarantee obligations													30.00%
Price reduction percentage to natural gas sales for electricity generation															(20.00%)
Natural gas [member]
Main regulations and others [line items]
Export duty taxable amount														4 Pesos per each dollar
Percentage of export duties aliquot													30.00%
Percentage of export duties not applicable													12.00%
Percentage of export duties not applicable tax													0.00%
0 to 1 year [member]
Main regulations and others [line items]
Minimum sales price of natural gas to internal market | MMBTU																									7.50
1 - 2 year [member]
Main regulations and others [line items]
Minimum sales price of natural gas to internal market | MMBTU																									7.00
2 - 3 year [member]
Main regulations and others [line items]
Minimum sales price of natural gas to internal market | MMBTU																									6.50
3 - 4 year [member]
Main regulations and others [line items]
Minimum sales price of natural gas to internal market | MMBTU																									6.00
Scenario Forecast [member]
Main regulations and others [line items]
General tax rate							25.00%					30.00%										25.00%			25.00%	30.00%
Bottom of range [member]
Main regulations and others [line items]
Tax rate on shares and ownership interests																									0.25%
Bottom of range [member] | Resolution 5062019 [member]
Main regulations and others [line items]
Export price/MMBTU | MMBTU																															0.1
Bottom of range [member] | Natural gas additional injection stimulus programs [member]
Main regulations and others [line items]
Project stimulus price | MMBTU																													4.00
Bottom of range [member] | Scenario Forecast [member]
Main regulations and others [line items]
Withholding tax on dividends	7.00%
Top of range [member]
Main regulations and others [line items]
Tax rate on shares and ownership interests																									0.50%
Top of range [member] | Resolution 5062019 [member]
Main regulations and others [line items]
Export price/MMBTU | MMBTU																															0.2
Top of range [member] | Natural gas additional injection stimulus programs [member]
Main regulations and others [line items]
Project stimulus price | MMBTU																													7.50
Top of range [member] | Natural gas additional injection stimulus programs [member] | BONAR 2020 [member]
Main regulations and others [line items]
Accrued selling percentage																			12.00%
Top of range [member] | Scenario Forecast [member]
Main regulations and others [line items]
Withholding tax on dividends	13.00%
Metrogas [member]
Main regulations and others [line items]
Public distribution service term																									35 years
Hydrocarbon distribution [member]
Main regulations and others [line items]
Percentage of royalties in case of granted extensions																					18.00%
Percentage of average basin price applicable to hydrocarbons																					2.00%
Direct investment in foreign currency amended by law																									$ 250.0
Percentage of sale on production of liquid and gaseous hydrocarbons																									20.00%
Percentage of export duty for liquid and gaseous hydrocarbons																									0.00%
Export duty percentage														12.00%
Export duty taxable amount														4 Pesos per dollar
Hydrocarbon distribution [member] | Goods other than primary products [member]
Main regulations and others [line items]
Export duty taxable amount														3 Pesos per dollar
Hydrocarbon distribution [member] | Bottom of range [member]
Main regulations and others [line items]
Percentage of maximum royalties established																					12.00%
Direct investment in foreign currency																									$ 1,000.0
Foreign currency from export of hydrocarbons to argentine market																									$ 1,000.0
ENARGAS [member]
Main regulations and others [line items]
Adjustment gain or loss																										$ 622